Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Business Operations

Note 1 — Organization and Business Operations

Organization and General

Alberton Acquisition Corporation (the “Company” or “Alberton”) is a blank check company incorporated on February 16, 2018, under the laws of British Virgin Islands for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”). The Company’s efforts to identify a prospective target business are not limited to an industry or geographic location.

As of September 30, 2021, the Company had not yet commenced any operations. The Company previously had until October 26, 2021 to consummate a Business Combination. On October 22, 2021, the Company held a special meeting of the shareholders pursuant to which its shareholders approved extending the Extension from October 26, 2021 to April 26, 2022 (the “October 2021 Extension”).

The Company has one subsidiary, Alberton Merger Subsidiary Inc., a wholly owned subsidiary of the Company incorporated in Nevada on October 16, 2020 (“Merger Sub”). The Merger Sub was established for the purpose of the potential Business Combination with SolarMax Technology, Inc. (“SolarMax”), a Nevada corporation. Alberton will re-domesticate from a British Virgin Islands corporation into a Nevada corporation so as to continue as a Nevada corporation immediately prior to the closing of the Business Combination with SolarMax, if consummated by April 26, 2022.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after April 26, 2022.

Financing

The registration statement for the Company’s initial public offering (the “Initial Public Offering” as described in Note 4) was declared effective by the United States Securities and Exchange Commission (“SEC”) on October 23, 2018. On October 26, 2018, the Company consummated the Initial Public Offering of 10,000,000 units at $10.00 per unit (“Units” or “Public Units” and, with respect to the ordinary shares included in the Public Units offered, the “Public Shares”), generating gross proceeds of $100,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 300,000 units (the “Private Units”) at a price of $10.00 per Unit in a private placement to the Company’s sponsor, Hong Ye Hong Kong Shareholding Co., Limited (the “Sponsor”), generating gross proceeds of $3,000,000, which is described in Note 5.

On November 20, 2018, the underwriters exercised the over-allotment option in part and purchased 1,487,992 Public Units, which were sold at an offering price of $10.00 per Unit, generating gross proceeds of $14,879,920. Simultaneously with the sale of the over-allotment Public Units, the Company consummated the private placement of an additional 29,760 Private Units at a price of $10.00 per Unit, generating total additional gross proceeds of $297,600.

Trust Account

Following the closing of the Initial Public Offering on October 26, 2018, an amount of $100,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Public Units in the Initial Public Offering and the Private Units was placed in a trust account (“Trust Account”). Following the closing of underwriters’ exercise of over-allotment option on November 20, 2018, an additional $14,879,920 of net proceeds ($10.00 per Unit) was placed in the Trust Account, bringing the aggregate proceeds held in the Trust Account to $114,879,920.

On April 23, 2020, the Company filed an amendment to its Articles of Association with the Registrar of the British Virgin Islands to extend the time that it needs to complete an initial Business Combination from April 27, 2020 to October 26, 2020 or such an earlier date as determined by its board of directors (the “Extension”). In connection with the Extension, shareholders holding 10,073,512 public shares exercised their right to redeem such shares for a pro rata portion of fund held in the Trust Account. As a result, an aggregate of $105,879,118 (or $10.51 per share) was removed from the Trust Account to pay such shareholders.

On October 26, 2020, the Company filed an amendment to its Articles of Association with the Registrar of the British Virgin Islands to extend the time that it needs to complete an initial Business Combination from October 26, 2020 to April 26, 2021 or such an earlier date as determined by its board of directors (the “Second Extension”). In connection with the Second Extension, shareholders holding 1,000 public shares exercised their right to redeem such shares for a pro rata portion of fund held in the Trust Account. As a result, an aggregate of $10,770 (or $10.77013 per share) was removed from the Trust Account to pay such shareholders.

On April 23, 2021, at the 2020 Annual Meeting, the Company’s shareholders approved to amend the Company’s memorandum and articles of association to extend the date before which the Company must complete a business combination from April 26, 2021 to October 26, 2021 or such earlier date as determined by the Board (the “Third Extension). In connection with the Third Extension, shareholders holding 135,069 public shares exercised their right to redeem such shares for a pro rata portion of fund held in the Trust Account. As a result, an aggregate of $1,495,303.45 (or $11.07 per share) was released from the Trust Account to pay such shareholders.

On October 22, 2021, the Company held a special meeting of the shareholders pursuant to which its shareholders approved extending the Extension from October 26, 2021 to April 26, 2022 (the “October 2021 Extension”). In connection with the approval of the October 2021 Extension, shareholders elected to redeem an aggregate of 50 of the Company’s ordinary shares. As a result, an aggregate of $571.56 (or $11.43 per share) was released from the Trust Account to pay such shareholders.

The funds in the Trust Account are invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the Company’s failure to consummate a Business Combination by April 27, 2020 (the “Combination Period”), and extended to April 26, 2022. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek all vendors, service providers, prospective target businesses or other entities it engages, to execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, the interest earned on the Trust Account balance may be released to the Company to pay the Company’s tax obligations.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Units, although substantially all the net proceeds are intended to be generally applied toward consummating a Business Combination. The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (excluding any deferred underwriter’s fees and taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the signing of an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% test.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account ($10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Initial Shareholders (defined in Note 6 - Related Party Transactions) have agreed to vote their initial shares and private shares, as well as any Public Shares acquired in or after the Initial Public Offering, in favor of any proposed Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

The amount in the Trust Account (less the aggregate nominal par value of the shares of the Company’s public shareholders) under the Companies Law will be treated as share premium which is distributable under the Companies Law provided that immediately following the date on which the proposed distribution is proposed to be made, the Company is able to pay the debts as they fall due in the ordinary course of business. If the Company is forced to liquidate the Trust Account, the public shareholders would be distributed the amount in the Trust Account calculated as of the date that is two days prior to the distribution date (including any accrued interest).

The Initial Shareholders have agreed to (i) vote their insider shares (as well as any Public Shares acquired in or after the Initial Public Offering) in favor of any proposed Business Combination, (ii) waive their conversion rights with respect to their initial share (as well as any other shares acquired in or after the Initial Public Offering) in connection with the consummation of a Business Combination, (iii) waive their rights to liquidating distributions from the Trust Account with respect to their initial shares if the Company fails to consummate a Business Combination within the Combination Period, and (iv) not propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public shareholders with the opportunity to redeem their shares in conjunction with any such amendment.

Agreement and Plan of Merger with SolarMax

On October 27, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and SolarMax. SolarMax is an integrated solar energy company. It was founded in 2008 to conduct business in the U.S. and subsequently commenced operation in China following two acquisitions in 2015. Through its subsidiaries, it is primarily engaged selling and installing integrated photovoltaic systems for residential and commercial customers in the United States which is its original business, identifying and procuring solar farm system projects for resale to third party developers and related services in China; providing engineering, procuring and construction services, which are referred to in the industry as EPC services, for solar farms in China, financing the sale of its photovoltaic systems and servicing installment sales by its customers in the United States and providing exterior and interior light-emitting diodes, known as LED, lighting sales and retrofitting services for governmental and commercial applications.

Pursuant to the Merger Agreement, among other things, Merger Sub will merge with and into SolarMax, with SolarMax continuing as the surviving entity and a wholly-owned subsidiary of the Company (the “Merger”). The Merger will become effective at such time on the date of closing, pursuant to the Merger Agreement, as the articles of merger is duly filed with the Secretary of State of the State of Nevada or such later time as may be specified in the articles of merger (the “Effective Time”). The transactions contemplated in the Merger Agreement are referred to as “Business Combination”. The closing of the Merger Agreement shall be upon the consummation of the Business Combination (the “Closing”). At the Closing, the Company will change its name to “SolarMax Technology Holdings, Inc.” (the “Successor”). The Closing is contingent upon shareholder approval and other customary Closing conditions.

On April 23, 2021, the Company’s shareholders approved to amend the Company’s memorandum and articles of association to extend the date before which the Company must complete a business combination from April 26, 2021 to October 26, 2021 or such earlier date as determined by the Board. If the Company is unable to complete its initial business combination by October 26, 2021 or such longer period that its shareholders may approve, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the Trust Account not previously released to the Company for its tax obligations, divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, seek to dissolve and liquidate subject to its obligations under British Virgin Islands law to provide for claims of creditors in all cases subject to and the other requirements of applicable law. This redemption of public shares from the Trust Account shall be effected as required by function of its amended and restated memorandum and articles of association and prior to any voluntary winding up, although at all times subject to the Companies Act.

On October 22, 2021, the Company held a special meeting of the shareholders pursuant to which its shareholders approved extending the Extension from October 26, 2021to April 26, 2022. In addition with the extension, the Company adopted the amended and restated memorandum and articles of association providing the same with regards to the date by which the Company must complete its initial business combination.

Following the redemption of public shares, the Company intends to enter “voluntary liquidation” which is the statutory process for formally closing and dissolving a company under the laws of the British Virgin Islands. Given that the Company intends to enter voluntary liquidation following the redemption of public shareholders from the Trust Account, the Company does not expect that the voluntary liquidation process will cause any delay to the payment of redemption proceeds from its Trust Account. In connection with such a voluntary liquidation, the liquidator would give notice to creditors inviting them to submit their claims for payment, by notifying known creditors (if any) who have not submitted claims and by placing a public advertisement in at least one newspaper published in the British Virgin Islands and in at least one newspaper circulating in the location where the Company has its principal place of business, and taking any other steps the liquidator considers appropriate to identify its creditors, after which its remaining assets would be distributed. As soon as its affairs are fully wound-up, the liquidator must complete his statement of account and make a notice filing with the registrar. The Company would be dissolved once the registrar issues a Certificate of Dissolution.

Amendments to the Merger Agreement

On August 11, 2021, September 10, 2021, and October 4, 2021, the Company, Merger Sub and SolarMax entered into a third amendment, a fourth amendment, and a fifth amendment to the Merger Agreement. Pursuant to these amendments: (i) the number of ordinary shares of the Company to be issued to the SolarMax shareholders was changed to provide that the number of shares is determined by dividing $300,000,000 by $10.50 rather than the Redemption Price; (ii) SolarMax, which, as of October 4, 2021 had made Extension Loans totaling of $927,567, agreed, if the Extension Amendment is approved by SolarMax’ shareholders, to make up to additional six Extension Loans, and all of the Extension Loans will be paid at the Closing; (iii) the requirement that the Company satisfy its obligation to settle Chardan’s deferred underwriting compensation, which is $4,020,797, through the delivery of Sponsor Shares was eliminated, and the deferred underwriting compensation is to be paid in cash; (iv) the requirement that the notes outstanding at September 3, 2020 be settled through the delivery of Founder Shares was eliminated and these notes will be paid at the closing, (v) 800,000 Founder Shares will be canceled  immediately prior to the closing, (vi) all outstanding Private Warrants, each exercisable for one-half of one ordinary shares of the Company (or common stock of the Company following redomestication), including all rights to receive additional Private Warrants which may be issued upon conversion of any notes or other advances made to Purchaser, shall be cancelled, and the Company shall issue to the holder of the Private Warrants (including any right to receive additional Private Warrants) a total of 44,467 ordinary shares of the Company  immediately prior to the closing, (vii) pursuant to loan agreements with the Sponsor, SolarMax had made loans to the Sponsor for payment of obligations of the Company of $651,369 and agreed to make additional advances of up to $12,233. These loans will be paid at the closing; (viii) on October 4, 2021, the Company entered into securities purchase agreement with two investors who agreed to purchase convertible notes in the principal amount of $10 million.  The notes are automatically converted at the closing into shares of common stock with a conversion price equal to ten times the average price of the Company’s rights for the 25 trading days ending on the 2nd trading day before the proxy statement is mailed to the Company’s shareholders, (ix) at the closing, the Company shall issue, under the incentive plan, to each of William Walter Young, Qing S. Huang and Peng Gao 30,000 shares of common stock as the compensation shares for their service as independent directors of the Company until the closing and to Citiking International Limited, a company organized under the laws of Hong Kong (“Citiking”), 200,000 shares pursuant to certain consulting agreement between the Company and Citiking, among which 50,000 shares shall vest immediately upon the closing, 50,000 shares shall vest upon the first anniversary of the closing, 50,000 shares shall vest on the second anniversary of the Closing and remaining 50,000 shares shall vest on the third anniversary of the closing; and (x) the Company agreed that the Company would assume the Sponsor’s obligation to make a $50,000 payment to the Company’s former chief executive officer  immediately prior to the closing.

The Sponsor consented to these amendments.

In conjunction with the Merger Agreement including its amendments, the Company currently have the following  agreements with various parties:

Share Forfeiture Agreement

On August 11, 2021, the Company entered into a certain share forfeiture agreement (the “Forfeiture Agreement”) with SolarMax and certain initial shareholders of the Company including Hong Ye, Bin (Ben) Wang and Keqing (Kevin) Liu (collectively, the “Initial Shareholders”), pursuant to which the Initial Shareholders have agreed to forfeit an aggregate of 800,000 Ordinary Shares upon the closing of the merger pursuant to the terms of the Forfeiture Agreement and the Company shall pay Bin (Ben) Wang $50,000 immediately prior to the closing of the merger.

Backstop and Private Placement

On August 11, 2021 and on October 4, 2021, the Company entered into certain backstop agreements (collectively, the “Backstop Agreements”) with four backstop investors (collectively, the “Backstop Investors”), pursuant to which the Backstop Investors shall commit to purchase an aggregate of no less than $18 million of Ordinary Shares in open market or private transactions from time to time, or from holders of public shares of the Company who have exercised their redemption rights pursuant to the Company’s organization documents, pursuant to the terms of the Backstop Agreements.

On August 11, 2021, the Company also entered into certain stock purchase agreement (the “PIPE SPA”) with JSDC Investment LLC (the “PIPE Investor”) who is a minority existing shareholder of SolarMax, pursuant to which the PIPE Investor shall purchase immediately prior to the closing, ordinary shares of the Company (or common stock of the Company following redomestication) at the amount equal to (i) $6 million divided by (ii) a price per share equal to the price at which each share of the Company is redeemed pursuant to the redemption by public shareholders in connection with the merger.

Note Purchase Agreement and Convertible Notes

On October 4, 2021, the Company entered into certain securities purchase agreement (the “Note Purchase Agreement”) with certain investors (“Note Investors”), pursuant to which the Company shall issue notes (the “New Notes”) in the aggregate amount of $10,000,000 with no interest to the Note Investors at the effectiveness of Form S-4. The New Notes shall be converted automatically into the number of fully paid and non-assessable common stock of the Company after redomestication, upon the closing of the Merger at a price equal to ten (10) times the average trading price of the rights of the Company, during a period of twenty-five (25) trading days ending on the second trading day prior to mailing of the prospectus to the Company’s shareholders in connection with the special meeting to approve the Merger Agreement. The proceeds of $10,000,000 of the sale of the New Notes shall be used to pay off the indebtedness of the Company as of the closing and any remaining shall be released to the company as working capital. The proceeds from the sale of the New Notes are to be used to pay off the outstanding indebtedness of the Company as of the closing of the Merger and as working capital if there is any remaining fund.

Investor Relations Consulting Agreement

On August 11, 2021, the Company entered into a certain letter agreement (the “IR Agreement”) with Citiking, pursuant to which Citiking shall render investor relations services to the Company and to generally act as its investor relations consultant for the Asian market pursuant to the terms of the IR Agreement upon and following the closing of the Merger. Under the terms of the IR Agreement, the Company has agreed to issue an aggregate of 200,000 Ordinary Shares or Common Stock to Citiking as consideration for its services, of which first 50,000 shares shall vest at the closing of the Merger, 50,000 shares shall vest at the first anniversary of the closing of the Merger, 50,000 shares shall vest at the second anniversary and last 50,000 shares shall vest on the third anniversary of the closing of the Merger, provided that Citiking remains as advisor to the Company at each vesting date.

Liquidation

The Company initially had until October 26, 2019 to consummate a Business Combination, however, if the Company anticipated that it would not be able to consummate a Business Combination by such deadline, it could extend the period to consummate a Business Combination by an additional six months (for a total of up to 18 months to complete a Business Combination). Pursuant to the terms of the Company’s Amended and Restated Memorandum and Articles of Association and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order to extend the time available for the Company to consummate the Business Combination, the Company’s insiders or their affiliates or designees, upon five days advance notice prior to each applicable deadline, must deposit into the Trust Account $1,148,799 on or prior to the date of such applicable deadline.

On October 18, 2019, the Company deposited $1,148,799 into its Trust Account (the “Extension Funds”) to extend the period to consummate a Business Combination until January 24, 2020. The Extension Funds were proceeds of a note in the principal amount of $1,148,800 (the “GN Note 1”) the Company issued to Global Nature Investment Holdings Limited (“Global Nature”), a company incorporated under the laws of the Cayman Islands, its registered assignees or successor in interest (the “Payee”). The GN Note 1 was issued in connection with a non-binding letter of intent entered into by and between Alberton and Global Nature on September 13, 2019, to consummate a potential Business Combination with Global Nature (the “GN LOI”) (see Note 7).

On January 23, 2020, the Company deposited an additional $1,148,800 into the Trust Account to further extend the time available for the Company to complete a Business Combination from January 24, 2020 to April 27, 2020 (the “Extension”). The Extension was partially funded from a $780,000 loan provided by the Sponsor and $368,800 from the Company’s working capital. In connection with the loan provided by the Sponsor, the Company issued a promissory note (the “Sponsor Note”) to the Sponsor in the aggregate principal amount of $780,000 (see Note 6).

On April 23, 2020, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the Extension from April 27, 2020 to October 26, 2020 (the “Extended Date”). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 10,073,512 of the Company’s ordinary shares. As a result, an aggregate of $105,879,118 (or $10.51 per share) was released from the Company’s Trust Account to pay such shareholders. On the same day, in connection with the Extension, the Company filed with the Registrar of the British Virgin Islands an amendment to Regulation 47 of its Articles of Association., and entered into an amendment to the trust agreement with the trust agent to extend the final liquidation date of the Trust Account to the 24-month anniversary of the closing of its Initial Public Offering, which is October 26, 2020.

The Company agreed to contribute, or cause to be contributed on its behalf (the “Cash Contribution”), $60,000 for the aggregate number of Public Shares that did not convert in connection with the Extension (the “Remaining Public Shares”) for each monthly period or portion thereof that is needed to complete a Business Combination (commencing on April 27, 2020 until the earlier of the consummation of a Business Combination and the expiry of the Extension). The Cash Contribution will be deposited as additional interest on the proceeds in the Trust Account and will be distributed pro rata as a part of the redemption amount to each Remaining Public Share in connection with a future redemption. In addition, at the earlier date (the “Issuance Date”) of the consummation of its initial Business Combination and the expiry of the Extension, the Company will issue a dividend of one warrant to purchase one-half of one ordinary share for each Remaining Public Share. Each such warrant will be identical to the warrants included in the Units sold in the Company’s Initial Public Offering (the “Dividend”, collectively with the Cash Contribution, the “Contribution”).

On October 26, 2020, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the Extended Date from October 26, 2020 to April 26, 2021 or such earlier date as determined by the Board was voted on and approved (the “Second Extended Date”). In connection with the approval of the extension (the “Second Extension”), shareholders elected to redeem an aggregate of 1,000 of the Company’s ordinary shares. As a result, an aggregate of $10,770 (or $10.77013 per share) was released from the Company’s Trust Account to pay such shareholders. On the same day, in connection with the Second Extension, the Company filed with the Registrar of the British Virgin Islands another amendment to Regulation 47 of its Articles of Association and entered into another amendment to the trust agreement with the trust agent to extend the final liquidation date of the Trust Account to the 30-month anniversary of the closing of its Initial Public Offering, which is April 26, 2021.

The Company agreed to contribute, or cause to be contributed on its behalf (the “Second Cash Contribution”), $0.05 per share for the aggregate number of Public Shares that did not convert in connection with the Second Extension (the “Remaining Public Shares Post Second Extension”) for each monthly period or portion thereof that is needed to complete a Business Combination (commencing on October 26, 2020 until the earlier of the consummation of a Business Combination and the expiry of the Second Extension). The Second Cash Contribution will be deposited as additional interest on the proceeds in the Trust Account and will be distributed pro rata as a part of the redemption amount to each Remaining Public Share in connection with a future redemption.

On April 15, 2021, the Company announced that it has agreed that if the Extension is approved, for the aggregate public shares that are not redeemed by the Company’s shareholders in connection with the Extension (collectively, the “Remaining Shares”, each, a “Remaining Share”), for each monthly period, or portion thereof, that is needed by the Company to complete an initial business combination during the Extension, it will deposit $0.06 per Remaining Share. If no shares are redeemed, the monthly payment to the trust account as additional interest will be $84,808.80, based on a commitment from its sponsor (the “Cash Contribution”).

The per-share pro rata portion of the trust account on March 18, 2021 (the “Record Date”) after taking into account taxes owed but not paid by such date (which is expected to be the same approximate amount two business days prior to the meeting) was approximately $10.97. If the Extension is approved and the Company takes the full six months to complete its initial business combination, the redemption amount per share at the meeting for such business combination or the Company’s subsequent liquidation will be approximately $11.33, in comparison to the current redemption amount of $10.97 (solely based on redemption price as of the current Record Date).

On April 23, 2021, the Company held its special meeting in lieu of the 2020 annual meeting of the shareholders. At the Special Meeting, the Company’s shareholders approved to amend the Company’s memorandum and articles of association to extend the date before which the Company must complete a business combination from April 26, 2021 to October 26, 2021.

On October 22, 2021, the Company held a special meeting of the shareholders pursuant to which the Company’s shareholders approved extending the Extension from October 26, 2021 to April 26, 2022. In connection with October 2021 Extension, the Company has committed to deposit $0.10 per share per month into the trust account as additional interests on the proceeds in the trust account based on a commitment from SolarMax as provided in the Merger Agreement.

Any additional loans that may be made to the Company to fund the Contribution will not bear interest and will be repayable by the Company upon consummation of a Business Combination. The Company’s officers, directors or affiliates will have the sole discretion whether to continue extending additional loans for additional calendar months until the Extended Date and if the officers, directors or affiliates determine not to continue extending additional loans for additional calendar months, their obligation to extend additional loans following such determination will terminate.

Through September 30, 2021, the Company deposited an aggregate of $1,167,567 into the Trust Account to fund the Extension. The Extension was partially funded from a $140,000 advance provided by the Sponsor (see Note 6), $100,000 from the AMC Note (defined below) and $927,567 from the SolarMax Notes (see Note 7).

NASDAQ Delisting Notification

On October 28, 2021, the Company received notice from the staff of the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, unless the Company timely requests a hearing before the Nasdaq Hearings Panel (the “Panel”), the Company’s securities (common stock, warrants, units and rights) would be subject to suspension and delisting from The Nasdaq Capital Market due to the Company’s non-compliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company must complete one or more business combinations within 36 months of the effectiveness of its IPO registration statement. Following the submission of a hearing request by the Company, a hearing is scheduled to be held on December 16, 2021. The hearing request results in a stay of any suspension or delisting action pending the hearing and the expiration of any additional extension period granted by the Panel following the hearing. In that regard, pursuant to the Nasdaq Listing Rules, the Panel has the authority to grant the Company an additional extension not to exceed April 26, 2022.

As previously announced, the Company has entered into a binding definitive agreement to merge with SolarMax. The Company filed its most recent amendment to the Proxy Statement/Registration Statement on Form S-4 (the “S-4”) for the merger on October 8, 2021. The Company intends to mail the S-4 to shareholders promptly follow completion of the Securities and Exchange Commission review process and to hold the shareholder meeting at which it will seek approval for the merger transaction as soon as possible. The Company believes that the combined company will satisfy all requirements for initial listing upon completion of the merger; however, there can be no assurance that the Panel will grant the Company the required extension, the merger will be successfully completed or that the combined company will meet all applicable requirements for initial listing on The Nasdaq Capital Market.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Note 1 — Organization and Business Operations

Organization and General

Alberton Acquisition Corporation (the “Company”) is a blank check company incorporated on February 16, 2018, under the laws of British Virgin Islands for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”). The Company’s efforts to identify a prospective target business are not limited to an industry or geographic location.

As of December 31, 2020, the Company had not yet commenced any operations and has until April 26, 2021 to consummate a Business Combination. On March 26, 2021, the Company filed a definitive proxy statement in Form 14A for the purposes of seeking its shareholder approval to extend the date before which the Company must complete an initial Business Combination until October 26, 2021 or such earlier date as determined and related matters at a special meeting in lieu of the 2020 Annual Meeting in order to be compliance with Annual Meeting Requirement. As of the date of these financial statements no extension has been approved.

The Company has one subsidiary, Alberton Merger Subsidiary Inc., a wholly owned subsidiary of the Company incorporated in Nevada on October 16, 2020 (“Merger Sub”). The Merger Sub was established for the purpose of the potential Business Combination with SolarMax Technology, Inc., a Nevada corporation (“SolarMax”). Alberton will re-domesticate from a British Virgin Islands corporation into a Nevada corporation so as to continue as a Nevada corporation immediately prior to the closing of the Business Combination with SolarMax, if consummated by April 26, 2021 or October 26, 2021 if the Business Combination deadline is extended.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after April 26, 2021.

Financing

The registration statement for the Company’s initial public offering (the “Initial Public Offering” as described in Note 4) was declared effective by the United States Securities and Exchange Commission (“SEC”) on October 23, 2018. On October 26, 2018, the Company consummated the Initial Public Offering of 10,000,000 units at $10.00 per unit (“Units” or “Public Units” and, with respect to the ordinary shares included in the Public Units offered, the “Public Shares”), generating gross proceeds of $100,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 300,000 units (the “Private Units”) at a price of $10.00 per Unit in a private placement to the Company’s sponsor, Hong Ye Hong Kong Shareholding Co., Limited (the “Sponsor”), generating gross proceeds of $3,000,000, which is described in Note 5.

On November 20, 2018, the underwriters exercised the over-allotment option in part and purchased 1,487,992 Public Units, which were sold at an offering price of $10.00 per Unit, generating gross proceeds of $14,879,920. Simultaneously with the sale of the over-allotment Public Units, the Company consummated the private placement of an additional 29,760 Private Units at a price of $10.00 per Unit, generating total additional gross proceeds of $297,600.

Trust Account

Following the closing of the Initial Public Offering on October 26, 2018, an amount of $100,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Public Units in the Initial Public Offering and the Private Units was placed in a trust account (“Trust Account”). Following the closing of underwriters’ exercise of over-allotment option on November 20, 2018, an additional $14,879,920 of net proceeds ($10.00 per Unit) was placed in the Trust Account, bringing the aggregate proceeds held in the Trust Account to $114,879,920.

On April 23, 2020, the Company filed an amendment to its Articles of Association with the Registrar of the British Virgin Islands to extend the time that it needs to complete an initial Business Combination from April 27, 2020 to October 26, 2020 or such an earlier date as determined by its board of directors (the “Extension”). In connection with the Extension, shareholders holding 10,073,512 public shares exercised their right to redeem such shares for a pro rata portion of the Trust Account. As a result, an aggregate of $105,879,118 (or $10.51 per share) was removed from the Trust Account to pay such shareholders.

On October 26, 2020, the Company filed an amendment to its Articles of Association with the Registrar of the British Virgin Islands to extend the time that it needs to complete an initial Business Combination from October 26, 2020 to April 26, 2021 or such an earlier date as determined by its board of directors (the “Second Extension”). In connection with the Second Extension, shareholders holding 1,000 public shares exercised their right to redeem such shares for a pro rata portion of the Trust Account. As a result, an aggregate of $10,770 (or $10.77013 per share) was removed from the Trust Account to pay such shareholders.

The funds in the Trust Account are invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the Company’s failure to consummate a Business Combination by April 27, 2020 (the “Combination Period”). Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek all vendors, service providers, prospective target businesses or other entities it engages, to execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, the interest earned on the Trust Account balance may be released to the Company to pay the Company’s tax obligations.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Units, although substantially all the net proceeds are intended to be generally applied toward consummating a Business Combination. The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (excluding any deferred underwriter’s fees and taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the signing of an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% test.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account ($10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Initial Shareholders (defined in Note 6 - Related Party Transactions) have agreed to vote their initial shares and private shares, as well as any Public Shares acquired in or after the Initial Public Offering, in favor of any proposed Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

The amount in the Trust Account (less the aggregate nominal par value of the shares of the Company’s public shareholders) under the Companies Law will be treated as share premium which is distributable under the Companies Law provided that immediately following the date on which the proposed distribution is proposed to be made, the Company is able to pay the debts as they fall due in the ordinary course of business. If the Company is forced to liquidate the Trust Account, the public shareholders would be distributed the amount in the Trust Account calculated as of the date that is two days prior to the distribution date (including any accrued interest).

The Initial Shareholders have agreed to (i) vote their insider shares (as well as any Public Shares acquired in or after the Initial Public Offering) in favor of any proposed Business Combination, (ii) waive their conversion rights with respect to their initial share (as well as any other shares acquired in or after the Initial Public Offering) in connection with the consummation of a Business Combination, (iii) waive their rights to liquidating distributions from the Trust Account with respect to their initial shares if the Company fails to consummate a Business Combination within the Combination Period, and (iv) not propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public shareholders with the opportunity to redeem their shares in conjunction with any such amendment.

Agreement and Plan of Merger with SolarMax

On October 27, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and SolarMax Technology, Inc., a Nevada corporation (“SolarMax”). SolarMax is an integrated solar energy company. It was founded in 2008 to conduct business in the U.S. and subsequently commenced operation in China following two acquisitions in 2015. Through its subsidiaries, it is primarily engaged selling and installing integrated photovoltaic systems for residential and commercial customers in the United States which is its original business, identifying and procuring solar farm system projects for resale to third party developers and related services in China; providing engineering, procuring and construction services, which are referred to in the industry as EPC services, for solar farms in China, financing the sale of its photovoltaic systems and servicing installment sales by its customers in the United States and providing exterior and interior light-emitting diodes, known as LED, lighting sales and retrofitting services for governmental and commercial applications.

Pursuant to the Merger Agreement, among other things, Merger Sub will merge with and into SolarMax, with SolarMax continuing as the surviving entity and a wholly-owned subsidiary of the Company (the “Merger”). The Merger will become effective at such time on the date of Closing, pursuant to the Merger Agreement, as the articles of merger is duly filed with the Secretary of State of the State of Nevada or such later time as may be specified in the articles of merger (the “Effective Time”). The transactions contemplated in the Merger Agreement are referred to as “Business Combination”. The closing of the Merger Agreement shall be upon the consummation of the Business Combination (the “Closing”). At the Closing, the Company will change its name to “SolarMax Technology Holdings, Inc.” (the “Successor”). The Closing is contingent upon shareholder approval and other customary Closing conditions.

The Company’s amended and restated memorandum and articles of association provided that the Company will have until April 26, 2021 (with two three-month extensions) to complete its initial Business Combination. If the Company is unable to complete its initial business combination by April 26, 2021 or such longer period that its shareholders may approve, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the Trust Account not previously released to the Company for its tax obligations, divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, seek to dissolve and liquidate subject to its obligations under British Virgin Islands law to provide for claims of creditors in all cases subject to and the other requirements of applicable law. This redemption of public shares from the Trust Account shall be effected as required by function of its amended and restated memorandum and articles of association and prior to any voluntary winding up, although at all times subject to the Companies Act.

Following the redemption of public shares, the Company intends to enter “voluntary liquidation” which is the statutory process for formally closing and dissolving a company under the laws of the British Virgin Islands. Given that the Company intends to enter voluntary liquidation following the redemption of public shareholders from the Trust Account, the Company does not expect that the voluntary liquidation process will cause any delay to the payment of redemption proceeds from its Trust Account. In connection with such a voluntary liquidation, the liquidator would give notice to creditors inviting them to submit their claims for payment, by notifying known creditors (if any) who have not submitted claims and by placing a public advertisement in at least one newspaper published in the British Virgin Islands and in at least one newspaper circulating in the location where the Company has its principal place of business, and taking any other steps the liquidator considers appropriate to identify its creditors, after which its remaining assets would be distributed. As soon as its affairs are fully wound-up, the liquidator must complete his statement of account and make a notice filing with the registrar. The Company would be dissolved once the registrar issues a Certificate of Dissolution.

Liquidation

The Company initially had until October 26, 2019 to consummate a Business Combination, however, if the Company anticipated that it would not be able to consummate a Business Combination by such deadline, it could extend the period to consummate a Business Combination by an additional six months (for a total of up to 18 months to complete a Business Combination). Pursuant to the terms of the Company’s Amended and Restated Memorandum and Articles of Association and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order to extend the time available for the Company to consummate the Business Combination, the Company’s insiders or their affiliates or designees, upon five days advance notice prior to each applicable deadline, must deposit into the Trust Account $1,148,799 on or prior to the date of such applicable deadline.

On October 18, 2019, the Company deposited $1,148,799 into its Trust Account (the “Extension Funds”) to extend the period to consummate a Business Combination until January 24, 2020. The Extension Funds were proceeds of a note in the principal amount of $1,148,800 (the “GN Note 1”) the Company issued to Global Nature Investment Holdings Limited (“Global Nature”), a company incorporated under the laws of the Cayman Islands, its registered assignees or successor in interest (the “Payee”). The GN Note 1 was issued in connection with a non-binding letter of intent entered into by and between Alberton and Global Nature on September 13, 2019, to consummate a potential Business Combination with Global Nature (the “GN LOI”) (see Note 7).

On January 23, 2020, the Company deposited an additional $1,148,800 into the Trust Account to further extend the time available for the Company to complete a Business Combination from January 24, 2020 to April 27, 2020 (the “Extension”). The Extension was partially funded from a $780,000 loan provided by the Sponsor and $368,800 from the Company’s working capital. In connection with the loan provided by the Sponsor, the Company issued a promissory note (the “Sponsor Note”) to the Sponsor in the aggregate principal amount of $780,000 (see Note 6).

On April 23, 2020, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the Extension from April 27, 2020 to October 26, 2020 (the “Extended Date”). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 10,073,512 of the Company’s ordinary shares. As a result, an aggregate of $105,879,118 (or $10.51 per share) was released from the Company’s Trust Account to pay such shareholders. On the same day, in connection with the Extension, the Company filed with the Registrar of the British Virgin Islands an amendment to Regulation 47 of its Articles of Association., and entered into an amendment to the trust agreement with the trust agent to extend the final liquidation date of the Trust Account to the 24-month anniversary of the closing of its Initial Public Offering, which is October 26, 2020.

The Company agreed to contribute, or cause to be contributed on its behalf (the “Cash Contribution”), $60,000 for the aggregate number of Public Shares that did not convert in connection with the Extension (the “Remaining Public Shares”) for each monthly period or portion thereof that is needed to complete a Business Combination (commencing on April 27, 2020 until the earlier of the consummation of a Business Combination and the expiry of the Extension). The Cash Contribution will be deposited as additional interest on the proceeds in the Trust Account and will be distributed pro rata as a part of the redemption amount to each Remaining Public Share in connection with a future redemption. In addition, at the earlier date (the “Issuance Date”) of the consummation of its initial Business Combination and the expiry of the Extension, the Company will issue a dividend of one warrant to purchase one-half of one ordinary share for each Remaining Public Share. Each such warrant will be identical to the warrants included in the Units sold in the Company’s Initial Public Offering (the “Dividend”, collectively with the Cash Contribution, the “Contribution”). Through December 31, 2020, the Company deposited an aggregate of $501,348 into the Trust Account to fund the Extension. The Extension was partially funded from an $140,000 advance provided by the Sponsor (see Note 6), $100,000 from the AMC Note (defined below) and $261,348 from the SolarMax Notes (see Note 7).

On October 26, 2020, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the Extended Date from October 26, 2020 to April 26, 2021 or such earlier date as determined by the Board was voted on and approved (the “Second Extended Date”). In connection with the approval of the extension (the “Second Extension”), shareholders elected to redeem an aggregate of 1,000 of the Company’s ordinary shares. As a result, an aggregate of $10,770 (or $10.77013 per share) was released from the Company’s Trust Account to pay such shareholders. On the same day, in connection with the Second Extension, the Company filed with the Registrar of the British Virgin Islands another amendment to Regulation 47 of its Articles of Association and entered into another amendment to the trust agreement with the trust agent to extend the final liquidation date of the Trust Account to the 30-month anniversary of the closing of its Initial Public Offering, which is April 26, 2021.

The Company agreed to contribute, or cause to be contributed on its behalf (the “Second Cash Contribution”), $0.05 per share for the aggregate number of Public Shares that did not convert in connection with the Second Extension (the “Remaining Public Shares Post Second Extension”) for each monthly period or portion thereof that is needed to complete a Business Combination (commencing on October 26, 2020 until the earlier of the consummation of a Business Combination and the expiry of the Second Extension). The Second Cash Contribution will be deposited as additional interest on the proceeds in the Trust Account and will be distributed pro rata as a part of the redemption amount to each Remaining Public Share in connection with a future redemption.

Any additional loans that may be made to the Company to fund the Contribution will not bear interest and will be repayable by the Company upon consummation of a Business Combination. The Company’s officers, directors or affiliates will have the sole discretion whether to continue extending additional loans for additional calendar months until the Extended Date and if the officers, directors or affiliates determine not to continue extending additional loans for additional calendar months, their obligation to extend additional loans following such determination will terminate.

NASDAQ Delisting Notifications and Grant of an Extension of Compliance

On September 1, 2020, the Company received a notice from the Listing Qualifications Department of The NASDAQ Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5550(a)(3) (the “Minimum Public Holders Rule”), which requires the Company to have at least 300 public holders for continued listing on the NASDAQ Capital Market. The Company had until October 15, 2020 to provide Nasdaq with a plan to regain compliance with the Minimum Public Holders Rule. The notice is a notification of deficiency, not of imminent delisting, and had no current effect on the listing or trading of the Company’s securities on Nasdaq.

The Company submitted its plan of compliance on October 16, 2020. On October 29, 2020, the Company received a notification letter from Nasdaq stating that the Nasdaq Staff had determined to grant the Company an extension of time through March 1, 2021 to regain compliance with Minimum Public Holders Rule. On February 18, 2021, the Company received a letter from Nasdaq, advising the Company that the Company had regained compliance with the Minimum Public Holders Rule based on the Company’s submissions to Nasdaq of shareholder records dated January 20, 2021.

On January 4, 2021, Nasdaq advised the Company that it no longer complies with Nasdaq Listing Rule 5620(a) due to the Company’s failure to hold an annual meeting of shareholders within twelve months of the end of the Company’s fiscal year ended December 31, 2019 (the “Annual Meeting Requirement”).

On March 16, 2021, after the Company’s submission of a plan to regain compliance with Annual Meeting Requirement, the Company received a notification letter from Nasdaq stating that the Nasdaq Staff had determined to grant the Company an extension of time through June 29, 2021 to regain compliance with the Annual Meeting Requirement.

On March 26, 2021, the Company filed a definitive proxy statement in Form 14A for the purposes of seeking its shareholder approval to extend the date before which the Company must complete an initial Business Combination until October 26, 2021 or such earlier date as determined and related matters at a special meeting in lieu of the 2020 Annual Meeting in order to be compliance with Annual Meeting Requirement.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.